Stockholders' Equity and Regulatory Matters	12 Months Ended
Dec. 31, 2016
Stockholders' Equity and Regulatory Matters [Abstract]
Stockholders' Equity and Regulatory Matters

17.  Stockholders’ Equity and Regulatory Matters

The Company is authorized to issue 500,000 shares of preferred stock with no par value. The Board has the ability to fix the voting, dividend, redemption and other rights of the preferred stock, which can be issued in one or more series. No shares of preferred stock have been issued.

The Company has a dividend reinvestment and stock purchase plan. Under this plan, additional shares of Juniata Valley Financial Corp. stock may be purchased at the prevailing market prices with reinvested dividends and voluntary cash payments, within limits. To the extent that shares are not available in the open market, the Company has reserved common stock to be issued under the plan. Any adjustment in capitalization of the Company will result in a proportionate adjustment to the reserved shares for this plan. At December 31, 2016, 141,887 shares were available for issuance under the Dividend Reinvestment Plan.

The Company periodically repurchases shares of its common stock under a share repurchase program approved by the Board of Directors. Repurchases have typically been through open market transactions and have complied with all regulatory restrictions on the timing and amount of such repurchases. Shares repurchased have been added to treasury stock and accounted for at cost. These shares may be reissued for stock option exercises, stock awards, employee stock purchase plan purchases, to fulfill dividend reinvestment program needs and to supply shares needed for exchange in an acquisition. During 2016, 2015 and 2014,  49,370,  3,504 and 12,322 shares, respectively, were repurchased in conjunction with this program. Remaining shares authorized in the program were 178,279 as of December 31, 2016. On November 30, 2015, 555,555 treasury shares were reissued to former FNBPA shareholders in conjunction with the acquisition of FNBPA.

The Company and the Bank are subject to risk-based capital standards by which bank holding companies and banks are evaluated in terms of capital adequacy. These regulatory capital requirements are administered by the federal banking agencies. Failure to meet minimum capital requirements can result in certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of the Company’s and the Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s and Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to each maintain minimum amounts and ratios. The requirements were revised and became effective on a phased-in basis beginning January 1, 2015 and include the establishment of a Common Equity Tier I level.  Juniata’s and the Bank’s Total, Tier I and Common Equity Tier I capital (as defined in the regulations) to risk-weighted assets (as defined in the regulations), and Tier I capital (as defined in the regulations) to average assets (as defined in the regulations) are set forth in the table below. The new risk-based capital rules require that banks and holding companies maintain a “capital conservation buffer” of 250 basis points in excess of the “minimum capital ratio”. The minimum capital ratio is equal to the prompt corrective action adequately capitalized threshold ratio. The capital conservation buffer will be phased in over four years beginning on January 1, 2016, with a maximum buffer of 0.625% of risk weighted assets for 2016, 1.25% for 2017, 1.875% for 2018 and 2.5% for 2019 and thereafter. Failure to maintain the required capital conservation buffer will result in limitations on capital distributions and on discretionary bonuses to executive officers. Management believes, as of December 31, 2016 and 2015, that the Company and the Bank met all capital adequacy requirements to which they were subject.

As of December 31, 2016, the most recent notification from the regulatory banking agencies categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as “well capitalized”, the Bank must maintain minimum Total risk-based, Tier I risk-based, Common Equity Tier I risk-based and Tier I leverage ratios as set forth in the table. To the knowledge of management, there are no conditions or events since these notifications that have changed the Bank’s category.

The table below provides a comparison of the Company’s and the Bank’s risk-based capital ratios and leverage ratios to the minimum regulatory requirements as of the dates indicated (dollars in thousands).

			Minimum		Minimum
			Requirement		Capital
Juniata Valley Financial Corp. (Consolidated)			For Capital		Adequacy
			Adequacy		With Capital
	Actual		Purposes		Buffer
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2016:
Total Capital	$58,375	15.34%	$30,442	8.00%	$32,820	8.625%
(to Risk Weighted Assets)
Tier 1 Capital	55,331	14.54%	22,831	6.00%	25,210	6.625%
(to Risk Weighted Assets)
Common Equity Tier 1 Capital	55,331	14.54%	17,124	4.50%	19,502	5.125%
(to Risk Weighted Assets)
Tier 1 Capital	55,331	9.68%	22,872	4.00%	22,872	4.000%
(to Average Assets) Leverage

As of December 31, 2015:
Total Capital	$57,098	15.03%	$30,385	8.00%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	54,338	14.31%	22,789	6.00%	N/A	N/A
(to Risk Weighted Assets)
Common Equity Tier 1 Capital	54,338	14.31%	17,092	4.50%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	54,338	11.23%	19,352	4.00%	N/A	N/A
(to Average Assets) Leverage

							Minimum Regulatory
			Minimum		Minimum		Requirements to be
			Requirement		Capital		"Well Capitalized"
The Juniata Valley Bank			For Capital		Adequacy		under Prompt
			Adequacy		With Capital		Corrective
	Actual		Purposes		Buffer		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2016:
Total Capital	$51,102	13.60%	$30,053	8.00%	$32,401	8.625%	$37,566	10.00%
(to Risk Weighted Assets)
Tier 1 Capital	48,217	12.84%	15,026	4.00%	24,888	6.625%	30,053	8.00%
(to Risk Weighted Assets)
Common Equity Tier 1 Capital	48,217	12.84%	16,905	4.50%	19,253	5.125%	24,418	6.50%
(to Risk Weighted Assets)
Tier 1 Capital	48,217	8.39%	22,991	4.00%	22,991	4.000%	28,739	5.00%
(to Average Assets) Leverage

As of December 31, 2015:
Total Capital	$51,491	14.11%	$29,186	8.00%	N/A	N/A	$36,482	10.00%
(to Risk Weighted Assets)
Tier 1 Capital	48,861	13.39%	14,593	4.00%	N/A	N/A	29,186	8.00%
(to Risk Weighted Assets)
Common Equity Tier 1 Capital	48,861	13.39%	16,417	4.50%	N/A	N/A	23,713	6.50%
(to Risk Weighted Assets)
Tier 1 Capital	48,861	10.21%	19,146	4.00%	N/A	N/A	23,932	5.00%
(to Average Assets) Leverage

Certain regulatory restrictions exist regarding the ability of the Bank to transfer funds to the Company in the form of cash dividends, loans or advances. At December 31, 2016, $33,218,000 of undistributed earnings of the Bank, included in the consolidated stockholders’ equity, was available for distribution to the Company as dividends without prior regulatory approval, subject to the regulatory capital requirements above.